UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment  Company  Act  file  number          811-4204

     PC&J  Preservation  Fund
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  OH  45402-1819
     (Address  of  principal  executive  offices)          (Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton,  OH
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600

Date  of  fiscal  year  end:     December  31

Date  of  reporting  period:  June  30,  2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

PC&J  PRESERVATION  FUND

Semi-Annual  Report
to  Shareholders
June  30,  2003

     The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2003 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.

                                _________/s/____
                                  James Johnson
                                    Secretary
                                ________/s/_____
                                Kathleen Carlson
                                    Treasurer

PC&J  PRESERVATION  FUND

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2002, 2001, 2000, and 1999 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2003 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

Selected Data for Each Share of Capital       2003        2002      2001      2000      1999
Stock Outstanding Throughout the Period   (Unaudited)
NET ASSET VALUE-BEGINNING OF PERIOD       $     11.06   $ 10.96   $ 10.88   $ 10.54   $ 11.37

Income from investment operations:
   Net investment income                         0.26      0.54      0.62      0.63      0.61
   Net realized and unrealized
     gain (loss) on securities                  (0.07)     0.11      0.06      0.35     (0.76)
TOTAL FROM INVESTMENT OPERATIONS                 0.19      0.65      0.68      0.98     (0.15)

Less dividends:
   From net investment income                   (0.00)    (0.55)    (0.60)    (0.63)    (0.61)
   From net realized gain
          on investments                        (0.00)    (0.00)    (0.00)    (0.00)    (0.07)
        From return of capital                                                (0.01)
TOTAL DIVIDENDS                                 (0.00)    (0.55)    (0.60)    (0.64)    (0.68)

NET ASSET VALUE-END OF PERIOD             $     11.25   $ 11.06   $ 10.96   $ 10.88   $ 10.54

TOTAL RETURN                                     1.72%     5.98%     6.25%     9.35%   (1.32%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                                    1.00%*      1.00%     1.00%     1.00%     1.00%
   Net investment income                       4.65%*      4.64%     5.31%     5.40%     5.37%

Portfolio turnover rate                       22.44%*     53.92%    46.56%    35.10%    36.25%

Net assets at end of period (000's)       $    18,148   $18,647   $18,440   $18,839   $19,684

*  Annualized

PC&J  PRESERVATION  FUND

SCHEDULE  OF  INVESTMENTS
JUNE  30,  2003
(UNAUDITED)

                                               PERCENT     YEARS
                                                OF NET      TO      PRINCIPAL    MARKET
SECURITY                                        ASSETS   MATURITY    AMOUNT      VALUE
---------------------------------------------  --------  ---------  ---------  ----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS:

Maturity of 1 - 5 years:                           1.6%
 Federal National Mortgage Assn. Note,
   7.500%, due 7-25-07                                       4.00     290,000  $  291,178

Maturity of 5 - 10 years:                         13.9
 Federal Home Loan Bks. Step Up Note,
   4.250%, due 12-21-09                                      6.50   1,600,000   1,632,000
 Federal National Mortgage Assn. Note,
   7.550%, due 8-04-10                                       7.00     400,000     402,250
 Federal National Mortgage Assn. Note,
   0.000%, due 7-19-11                                       8.00     500,000     489,735
                                                                                2,523,985

Maturity of 10 - 20 years:                        26.2
 Federal Home Loan Bks. Step Up Note,
   4.000%, due 5-07-15                                      11.75     750,000     750,000
 Federal Home Loan Mortgage Corp.
   Step up Note, 3.500%, due 12-05-17                       14.50   1,500,000   1,500,000
 Federal Home Loan Bks.,
   4.250%, due 6-04-18                                      15.00   2,000,000   2,010,000
 Federal Home Loan Bks.,
   4.250%, due 7-16-18                                      15.00     500,000     499,219
                                                                                4,759,219
                                                                               ----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $7,546,959)                                41.7                          7,574,382

PREFERRED STOCK:
        Seagram Joseph & Sons                             0.50 (1)     20,000     515,182

TOTAL PREFERRED STOCK
        (Cost $528,561)                            2.8                            515,182

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

JUNE  30,  2003
(UNAUDITED)

                                           PERCENT    YEARS
                                            OF NET      TO     PRINCIPAL    MARKET
SECURITY                                    ASSETS   MATURITY   AMOUNT      VALUE
-----------------------------------------  --------  --------  ---------  ----------
TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:                  1.4%

 Philadelphia, PA Industrial Dev. Taxable
   Bonds, 6.488%, due 06-15-04                           1.00    248,091  $  256,680

Maturity of 1 - 5 years:                       9.6

 Hamilton OH Northern School Districts
   Gas Rv, 7.270%, due 08-01-04                          1.00    150,000     156,411
 Rome, NY Hsg. Dev. Taxable Bonds,
   6.500%, due 1-01-05                                   1.50     55,000      55,323
 Cleveland, OH Airport Taxable Bonds,
   6.490%, due 1-01-06                                   2.50    365,000     394,028
 Chicago Heights, IL GO Taxable
   Bonds, 7.350%, due 12-01-07                           4.50    170,000     197,258
 Minneapolis, MN Cmty. Dev. Taxable
   Bonds, 10.400%, due 12-01-07                          4.50    435,000     448,363
 Oklahoma City, OK Airport Taxable
   Bonds, 6.950%, due 7-01-08                            5.00    475,000     495,321

                                                                           1,746,704

Maturity of 5 - 10 years:                     14.1

 Dayton, OH Hsg. Improvement Taxable
   Bonds, 6.250%, due 11-01-08                           5.25    140,000     141,996
 Texas State Water Finl. Asst. Taxable
   Bonds, 6.550%, due 8-01-09                            6.00    400,000     401,296
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                           6.50    500,000     569,495
 Baltimore, MD Taxable
   Bonds, 8.400%, due 7-01-11                            8.00    475,000     479,750
 Mississippi State GO Taxable
   Bonds, 6.750%, due 11-01-12                           9.25    300,000     315,420
 Denver, CO School Dist. Taxable Bonds,
   6.940%, due 12-15-12                                  9.50    500,000     578,100
 St. Cloud, MN Taxable Bonds,
   6.700%, due 02-01-13                                  9.50     70,000      70,000

                                                                           2,556,057

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

JUNE  30,  2003
(UNAUDITED)

                                           PERCENT    YEARS
                                            OF NET      TO     PRINCIPAL    MARKET
SECURITY                                    ASSETS   MATURITY   AMOUNT      VALUE
-----------------------------------------  --------  --------  ---------  ----------
Maturity of 10 - 20 years:                    17.3%

 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                 10.25    250,000  $  253,115
 Sacramento CA Redev. Agency Taxable
   Bonds, 6.375%, due 11-01-13                          10.25    200,000     219,986
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-14                                 10.75    135,000     146,910
 Baltimore, MD Economic Dev. Lease,
   9.500%, due 08-01-14                                 11.00    625,000     640,806
 Jackson Cnty., MS GO Taxable Bonds,
   8.250%, due 03-01-15                                 11.75    210,000     228,526
 Ohio State Taxable Bonds,
   7.600%, due 10-01-16                                 13.25    750,000     845,925
 Palmdale, CA Redev. Taxable Bonds,
   7.900%, due 09-01-17                                 14.25    225,000     265,120
 Connecticut St. Dev. Auth. Rev. Taxable
   Bonds, 8.750%, due 10-15-19                          16.25    500,000     546,120

                                                                           3,146,508

Maturity of 20 - 30 years:                     3.2

 Broward Cnty. FL Professional Sports
   Fac., 8.110%, due 9-01-28                            25.25    500,000     574,375

TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $8,009,075)                45.6                         8,280,324

U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                  7.1
 Citigroup Global Markets Holdings Inc.
   Notes, 4.000%, due 9-30-03                            0.25    250,000  $  250,085
 Lehman Brothers Holdings Inc.
   Notes, 7.250%, due 10-15-03                           0.25    500,000     508,573
 General Motors Corp.
   Notes, 7.625%, due 6-15-04                            1.00    500,000     524,476

                                                                           1,283,134

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $1,271,804)                             7.1                         1,283,134

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

SCHEDULE  OF  INVESTMENTS  (Concluded)
JUNE  30,  2003
(UNAUDITED)

                                       PERCENT    YEARS
                                        OF NET      TO     PRINCIPAL    MARKET
SECURITY                                ASSETS   MATURITY   AMOUNT       VALUE
-------------------------------------  --------  --------  ---------  -----------
TOTAL U.S. GOVERNMENT AND
 AGENCY, PREFERRED STOCK,
      TAXABLE MUNICIPAL AND
      U.S. CORPORATE OBLIGATIONS
 (Cost $17,356,399)                       97.2%                       $17,653,022

SHORT-TERM OBLIGATIONS                     4.2
 First American Treasury Obligation                                         7,997
 Federated Prime Obligations MM Fund                                      750,000

TOTAL SHORT-TERM OBLIGATIONS
 (Cost $757,997)                                                          757,997

TOTAL INVESTMENTS
 (Cost $18,114,396) (2)                  101.4%                       $18,411,019

(1)  Years  to  call  date

(2) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note D)

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2003
(UNAUDITED)

ASSETS
Investments in securities, at market value
 (Cost basis - $18,114,396) (Notes A& D)                         $18,411,020
Receivables - Interest                                               222,157
Receivables - Fund shares sold                                        29,362

Total assets                                                      18,662,539

LIABILITIES:
Accrued expenses (Note B)                                            (14,827)
Payables - Securities Purchased                                     (499,219)

Total liabilities                                                   (514,046)

NET ASSETS                                                       $18,148,493

SHARES OUTSTANDING (Unlimited authorization - no par value):
 Beginning of year                                                 1,686,211
 Net (decrease)  (Note C)                                            (73,361)

 End of period                                                     1,612,850

NET ASSET VALUE, offering price and redemption price per share   $     11.25

NET ASSETS CONSIST OF:
 Paid in capital                                                 $17,607,467
 Net unrealized appreciation on investments                          296,624
 Undistributed net income                                            427,131
 Accumulated net realized loss on investments                       (182,729)

 Net Assets                                                      $18,148,493

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2003
(UNAUDITED)

INVESTMENT INCOME - Interest (Note A):                        $ 513,464

EXPENSES (Note B):
 Investment advisory fee                                         45,095
 Management fee                                                  45,094
             Other                                                  326
Total expenses                                                   90,515

NET INVESTMENT INCOME                                           422,949

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Change in net realized loss on investments                     (30,304)
 Change in unrealized depreciation of investments               (80,562)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (110,866)

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $ 312,083

See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

STATEMENT  OF  CHANGES  IN  NET  ASSETS





                                                                          For  the  Six  Months   For  the  Year
                                                                                    Ended             Ended
                                                                             June  30,  2003   December  31,2002
                                                                                (Unaudited)


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                                $   422,949   $   866,249
 Change in net realized gain (loss) on investments                                        (30,304)        9,957

 Change in unrealized appreciation (depreciation) of      investments                     (80,562)      208,131

Net increase in net assets from operations                                                312,083     1,084,337

DIVIDENDS TO SHAREHOLDERS:
 Dividends from net investment income                                                           0      (889,996)
 Dividends from net realized gain on investments                                                0             0

Net (decrease) in assets from dividends to shareholders                                         0      (889,996)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (Note C)     (810,978)       13,071

Total increase (decrease) in net assets                                                  (498,895)      207,412

NET ASSETS:
 Beginning of period                                                                   18,647,388    18,439,976

 End of period                                                                        $18,148,493   $18,647,388


See  notes  to  financial  statements.

PC&J  PRESERVATION  FUND

NOTES  TO  FINANCIAL  STATEMENTS
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $152,425, which can be carried forward through 2008.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.
B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $45,095 for the six months ended June 30, 2003.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $45,094 for the six months ended June 30, 2003. Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

 PC&J  PRESERVATION  FUND

NOTES  TO  FINANCIAL  STATEMENTS  -  (Concluded)
(UNAUDITED)

C.  CAPITAL  SHARE  TRANSACTIONS

                                        For the Six Months Ending                      For the Year Ending
                                            June 30, 2003                               December 31, 2002
                                                                        (Unaudited)            (Unaudited)

                                          Shares             Dollars                Shares             Dollars
Subscriptions                        214,557            $ 2,390,323            142,241            $ 1,598,350
Reinvestment of dividends                  0                      0             80,542                889,996
                                     214,557              2,390,323            222,783              2,488,346
                                    ---------           ------------          ---------           ------------
Redemptions                         (287,918)            (3,201,301)          (218,922)            (2,475,275)

Net increase (decrease)              (73,361)           $  (810,978)             3,861            $    13,071

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2003, aggregated $686,671 and $1,847,650, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2003, aggregated $3,248,281 and $2,000,000, respectively.
At June 30, 2003, gross unrealized appreciation on investments was $395,169 and gross unrealized depreciation on investments was $98,545 for a net unrealized appreciation of $296,624 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid

           For the Year Ended December 31, 2002              For the Year Ended December 31, 2001
           ------------------------------------              ------------------------------------
Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
889,996          $            0  $           889,996  $        961,012  $            0  $           961,012

                       Tax Basis of Distributable Earnings
                             As of December 31, 2002

Undistributed
Ordinary        Undistributed    Unrealized
Income          Capital Gains   Appreciation

4,027          $            0  $     377,186

The difference between book basis and tax basis undistributed ordinary income is attributable to the classification of gains (losses) on paydowns.

 PC&J  PRESERVATION  FUND

FUND  TRUSTEES  DISCLOSURE
(UNAUDITED)

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                               NUMBER OF PORTFOLIOS
                                POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
------------------------------  --------------  -------------  --------------------
Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926                  Trustee since
Year of Birth: 1935             Trustee                  1987                     2
------------------------------  --------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------  -----------------------------------
Retired since December 1998; from December 1980 to
 December 1998, Vice President-Finance and Treasurer,
 Price Brothers Company (concrete pipe products)        None
------------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                         POSITION(S) IN      LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS    FUND COMPLEX**     TIME SERVED      OVERSEEN  BY TRUSTEE
-----------------------  --------------  ------------------  --------------------
Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429
Year of Birth: 1931      Trustee         Trustee since 2003                     2
-----------------------  --------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
 Inc.; from June 1980 to June 2001, Chairman and CEO of
 Neff Packaging Solutions Inc. (paper container
 manufacturer)                                            None
--------------------------------------------------------  -----------------------------------

                                                      NUMBER OF PORTFOLIOS
                       POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS  FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  --------------  -------------  --------------------
Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                     Trustee since
Year of Birth: 1954    Trustee                  2003                     2
---------------------  --------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
 partner with Deloitte & Touche LLP                 None
--------------------------------------------------  -----------------------------------

 PC&J  PRESERVATION  FUND

FUND  TRUSTEES  DISCLOSURE  (Concluded)
(UNAUDITED)
The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                        NUMBER OF PORTFOLIOS
                       POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS     WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
---------------------  ----------------  -------------  --------------------
Leslie O. Parker III*
300 Old Post Office
120 West Third Street  President         President and
Dayton, Ohio  45402    and               Trustee since
Year of Birth: 1940    Trustee                    1985                     2
---------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
Chairman of Adviser since September 1982.  None
-----------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street                        Treasurer and
Dayton, Ohio 45402         Treasurer and     Trustee since
Year of Birth: 1955        Trustee                    1985                     2
-------------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS  OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------
President and Treasurer of Adviser since
September 1982                             None
-----------------------------------------  -----------------------------------

                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH TRUST      TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------
James M. Johnson, CFA*
300 Old Post Office
120 West Third Street                     Secretary and
Dayton, Ohio 45402      Secretary and     Trustee since
Year of Birth: 1952     Trustee                    1985                     2
----------------------  ----------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

* Mr. Parker, Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**As of December 31, 2002, the term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

ITEM  2.  CODE  OF  ETHICS.  Not  applicable.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.  Not  applicable.

ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.  Not  applicable.

ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  COMPANIES.  Not  applicable.

ITEM  6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM  8.  RESERVED.

ITEM  9.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 19, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  10.  EXHIBITS.
(a)  Not  applicable.
(b)  Certifications  required  by  Item  10(b) of Form N-CSR are filed herewith.
(c)  Exhibit  -  99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     PC&J  Preservation  Fund
By_______________/s/_________________
     Kathleen  A.  Carlson,  Treasurer

Date:  August 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By__________________/s/_________________
     Leslie  O.  Parker  III,  President

Date:  August 21, 2003

By_______________/s/___________________
     Kathleen  A.  Carlson,  Treasurer

Date:  August 21, 2003

                                                                 Exhibit 99.CERT

                                 CERTIFICATIONS

I,  Leslie  O.  Parker  III,  certify  that:

1.     I  have  reviewed  this  report  on Form N-CSR of PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; and

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and
c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:  August 21, 2003

___________/s/__________
Leslie  O.  Parker  III
President

I,  Kathleen  A.  Carlson,  certify  that:

1.     I  have  reviewed  this  report  on Form N-CSR of PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; and

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and
c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:August 21, 2003

___________/s/________
Kathleen  A.  Carlson
Treasurer

                                                                   EX-99.906CERT

                                  CERTIFICATION
     Leslie O. Parker, Chief Executive Officer, and Kathleen Carlson, Chief Financial Officer of PC&J Preservation Fund (the "Registrant"), each certify to the best of his or her knowledge that:
1. The Registrant's periodic report on Form N-CSR for the period ended June 30, 2003 (the "Form N-CSR") fully complies with the requirements of Sections 15(d) of the Securities Exchange Act of 1934, as amended; and
2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.
Chief  Executive  Officer                         Chief  Financial  Officer
PC&J  Preservation  Fund                          PC&J  Preservation  Fund

_________/s/____________                        ___________/s/_________
Leslie  O.  Parker  III                         Kathleen  A.  Carlson

Date:August 21, 2003                            Date:  August 21, 2003

A signed original of this written statement required by Section 906 of the Sarbanes-Oxley Act of 2002 has been provided to PC&J Preservation Fund and will be retained by PC&J Preservation Fund and furnished to the Securities and Exchange Commission (the "Commission") or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. Sec. 1350 and is not being filed as part of the Form N-CSR filed with the Commission.